UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL TAX FREE
RESERVES

FORM N-Q
NOVEMBER 30, 2007

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $2,155,349,037

1. Organization and Significant Accounting Policies

Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objectives as the Fund.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (83.4% at November 30, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.1%
Alabama — 1.2%
$ 19,150,000	Lower Alabama Gas District, Alabama Gas Supply Revenue, LIQ FAC-
	Societe Generale, 3.560%, 12/6/07 (a)	$19,150,000
11,800,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	3.630%, 12/3/07 (a)	11,800,000

	Total Alabama	30,950,000

Alaska — 2.7%
	Alaska Housing Finance Corp.:
1,380,000	Dexia LOC-FSA, 3.540%, 12/6/07 (a)	1,380,000
60,000,000	FSA, SPA-Dexia Credit Local, 3.530%, 12/6/07 (a)	60,000,000
8,600,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project,
	3.610%, 12/5/07 (a)	8,600,000

	Total Alaska	69,980,000

Arizona — 0.9%
8,245,000	Arizona State Transportation Board, Maricopa County Regional Area, 4.000%
	due 7/1/08	8,277,068
5,700,000	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose
	Stadium Facility, AMBAC, SPA-Royal Bank of Canada, 3.690%, 12/5/07
	(a)	5,700,000
1,000,000	McAllister Academic Village Revenue, Arizona State University Project,
	AMBAC, SPA-State Street Bank & Trust, 3.690%, 12/5/07 (a)	1,000,000
7,645,000	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona
	University Projects, FGIC, 3.620%, 12/5/07 (a)	7,645,000

	Total Arizona	22,622,068

California — 0.0%
388,565	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International Lax 2, LOC-Societe Generale,
	3.650%, 12/3/07 (a)	388,565

Colorado — 1.1%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,135,000	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.600%, 12/3/07
	(a)	1,135,000
	National Jewish Federation Bond Program:
7,995,000	LOC-Bank of America, 3.600%, 12/3/07 (a)	7,995,000
	LOC-U.S. Bank N.A.:
155,000	3.600%, 12/3/07 (a)	155,000
2,400,000	3.620%, 12/3/07 (a)	2,400,000
7,000,000	Colorado Health Facilities Authority Revenue, SPA-Landesbank Hessen-
	Thuringen, 3.570%, 12/5/07 (a)	7,000,000
1,400,000	Colorado HFA, Single-Family Mortgage Program, Revenue, SPA-Depfa Bank
	PLC, 3.620%, 12/5/07 (a)	1,400,000
1,650,000	Denver, CO, City & County COP, Refunding, Wellington E Web, AMBAC,
	SPA-Dexia Credit Local, 3.690%, 12/5/07 (a)	1,650,000
2,755,000	Jefferson County, CO, School District Number R-001, GO, FGIC, 7.000%
	due 12/15/07	2,757,909
4,695,000	Weld County, CO, Economic Development Revenue, BSC Hudson LLC
	Project, LOC-Wells Fargo Bank NA, 3.680%, 12/6/07 (a)(b)	4,695,000

	Total Colorado	29,187,909

Connecticut — 1.9%
8,250,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	8,289,940
	Connecticut State:
6,700,000	GO, SPA-Dexia Credit Local, 3.430%, 12/6/07 (a)	6,700,000
	HEFA Revenue, Yale University:

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Connecticut — 1.9% (continued)
$ 20,160,000	3.400%, 12/3/07 (a)	$20,160,000
5,200,000	3.520%, 12/3/07 (a)	5,200,000
1,800,000	Special Tax Obligation Revenue, Refunding, Transportation
	Infrastructure-1, AMBAC, SPA-Westdeutsche Landesbank, 3.620%,
	12/5/07 (a)	1,800,000
7,000,000	New Haven, CT, GO, 3.510% due 12/7/07	7,000,000

	Total Connecticut	49,149,940

Delaware — 1.2%
	Delaware State EDA Revenue:
2,100,000	Hospital Billing, LOC-JPMorgan Chase, 3.560%, 12/5/07 (a)	2,100,000
10,500,000	St. Edmond's Academy Project, LOC-Mercantile Safe Deposit, 3.600%,
	12/7/07 (a)	10,500,000
18,000,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center
	Project, 3.600%, 12/6/07 (a)	18,000,000
965,000	Kent County, DE, Delaware State University Student Housing, LOC-
	Wachovia Bank NA, 3.610%, 12/6/07 (a)	965,000

	Total Delaware	31,565,000

District of Columbia — 2.1%
2,450,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
	Project, LOC-Wachovia Bank, 3.710%, 12/5/07 (a)(b)	2,450,000
	District of Columbia Revenue:
260,000	American Psychological Association, LOC-Bank of America, 3.610%,
	12/6/07 (a)	260,000
1,545,000	National Public Radio Inc., LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	1,545,000
6,300,000	Thomas B. Fordham Foundation, LOC-SunTrust Bank, 3.600%, 12/6/07
	(a)	6,300,000
9,000,000	District of Columbia, GO, FSA, SPA-Depfa Bank PLC, 3.640%, 12/5/07 (a)	9,000,000
	Metropolitan Washington Airports Authority:
12,000,000	3.400% due 2/14/08	12,000,000
15,000,000	3.450% due 3/6/08	15,000,000
8,000,000	3.500% due 3/20/08	8,000,000

	Total District of Columbia	54,555,000

Florida — 5.7%
7,505,000	Broward County, FL, Educational Facilities Authority Revenue, Nova
	Southeastern University, LOC-Bank of America N.A., 3.600%, 12/5/07
	(a)	7,505,000
2,440,000	Coconut Creek, FL, IDR, Elite Aluminum Corp. Project, LOC-Bank of
	American, 3.640%, 12/6/07 (a)(b)	2,440,000
	Florida Housing Finance Corp.:
	Multi-Family Revenue:
2,100,000	Arlington Apartments, LOC-Bank of America N.A., 3.680%,
	12/5/07 (a)(b)	2,100,000
850,000	Refunding Mortgage Victoria Park, LIQ-FNMA, 3.600%, 12/6/07 (a)	849,992
6,595,000	Revenue, Heritage Pointe I-1, FNMA, 3.670%, 12/5/07 (a)(b)	6,595,000
	Highlands County, FL, Health Facilities Authority Revenue:
5,900,000	Adventist Health System, LOC-SunTrust Bank, 3.560%, 12/6/07 (a)	5,900,000
3,100,000	Refunding, Hospital Adventist Health, FSA, SPA-Dexia Credit Local,
	3.590%, 12/6/07 (a)	3,100,000
	Jacksonville, FL:
17,500,000	Electric Authority, TECP, SPA-Landesbank Hessen-Thuringen, 3.570%
	due 12/5/07	17,500,000
3,300,000	HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-
	FNMA, 3.610%, 12/5/07 (a)	3,300,000
1,000,000	TECP, 3.530% due 12/4/07	1,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Florida — 5.7% (continued)
$ 6,445,000	JEA District, FL, Energy System Revenue, LOC-State Street Bank & Trust
	Co., 3.570%, 12/6/07 (a)	$6,445,000
7,980,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust
	Bank, 3.600%, 12/5/07 (a)	7,980,000
20,555,000	North Broward, FL, Hospital District Revenue, Refunding, MBIA, SPA-
	Wachovia Bank N.A., 3.590%, 12/6/07 (a)	20,555,000
	Orange County, FL, HFA Multi-Family Revenue:
5,810,000	Glenn Millenia Club Partners Ltd., LOC-Fannie Mae, 3.660%, 12/5/07
	(a)(b)	5,810,000
4,835,000	Lakeside Pointe Apartments, LOC-Bank of America N.A., 3.660%,
	12/5/07 (a)(b)	4,835,000
	Orlando & Orange County, FL, Expressway Authority:
29,485,000	FSA, SPA-Dexia Credit Local, 3.550%, 12/6/07 (a)	29,485,000
1,775,000	Refunding, FSA, SPA-Dexia Credit Local, 3.600%, 12/6/07 (a)	1,775,000
	Palm Beach County, FL:
3,265,000	Health Facilities Authority, Health Facilities Revenue, Bethesda
	Healthcare System Project, LOC-SunTrust Bank, 3.600%, 12/3/07 (a)	3,265,000
5,690,000	Revenue, St. Andrews School, LOC-Bank of America N.A., 3.590%,
	12/6/07 (a)	5,690,000
7,200,000	Pasco County, FL, School Board COP, AMBAC, SPA-Landesbank Hessen-
	Thuringen, 3.680%, 12/6/07 (a)	7,200,000
2,665,000	Sarasota-Manatee Airport Authority, Refunding, LOC-SunTrust Bank,
	3.600%, 12/3/07 (a)	2,665,000

	Total Florida	145,994,992

Georgia — 3.7%
	Atlanta, GA:
2,500,000	Airport Revenue, Refunding, MBIA, SPA-Landesbank Baden-
	Wurttemberg, 3.610%, 12/6/07 (a)	2,500,000
9,500,000	Development Authority Revenue, Botanical Garden Improvements
	Project, LOC-SunTrust Bank, 3.610%, 12/5/07 (a)	9,500,000
2,000,000	Water & Wastewater Revenue, 3.350% due 7/29/08	2,000,000
1,130,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.,
	FGIC, SPA-Dexia Credit Local, 3.570%, 12/5/07 (a)(c)	1,130,000
4,900,000	Cobb County, GA, Housing Authority, MFH Revenue, Post Bridge Project,
	FNMA, LIQ-FNMA, 3.590%, 12/5/07 (a)	4,900,000
7,500,000	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA
	Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	7,500,000
6,000,000	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.
	Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	6,000,000
6,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	6,600,000
	Fulton County, GA, Development Authority Revenue:
8,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	8,000,000
6,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.600%, 12/5/07
	(a)	6,500,000
10,655,000	Georgia State Ports Authority Revenue, Garden City Terminal Project, LOC-
	SunTrust Bank, 3.600%, 12/5/07 (a)	10,655,000
3,000,000	Henry County, GA, School District, 5.000% due 4/1/08	3,011,920
2,475,000	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
	Project, LOC-SunTrust Bank, 3.700%, 12/5/07 (a)(b)	2,475,000
16,870,000	Municipal Electric Authority, GA Revenue, LOC-Landesbank Hessen-
	Thuringen, 3.530%, 12/5/07 (a)	16,870,000
7,500,000	Private Colleges & Universities Authority, GA, Revenue, Emory University,
	3.550%, 12/5/07 (a)(c)	7,500,000

	Total Georgia	95,141,920

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Illinois — 6.0%
	Aurora, IL:
$ 5,000,000	IDR, Diamond Envelope Corp., LOC-Lasalle Bank N.A., 3.690%,
	12/6/07 (a)(b)	$5,000,000
2,480,000	Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank,
	3.730%, 12/6/07 (a)(b)	2,480,000
	Chicago, IL:
10,462,000	3.600% due 12/5/07	10,462,000
7,000,000	3.470% due 12/11/07	7,000,000
	GO, Board of Education, FSA:
10,000	LIQ-Morgan Stanley, 3.680%, 12/6/07 (a)(d)	10,000
3,300,000	SPA-Dexia Credit Local, 3.570%, 12/6/07 (a)	3,300,000
4,040,000	John Hofuelster & Son Inc., 3.730%, 12/6/07 (a)(b)	4,040,000
	MFH Revenue:
7,320,000	Central Station Project, LIQ FAC-FNMA, 3.680%, 12/6/07 (a)(b)	7,320,000
8,610,000	Uptown Preservation Apartments, LOC-LaSalle Bank NA, 3.650%,
	12/6/07 (a)(b)	8,610,000
5,460,000	O'Hare International Airport, 3.550% due 12/5/07	5,460,000
	Renaissance Center LP:
300,000	LOC-Harris Bank, 3.730%, 12/6/07 (a)(b)	300,000
2,570,000	LOC-Harris Trust and Savings Bank, 3.730%, 12/6/07 (a)(b)	2,570,000
4,595,000	Cook County Community Consolidated School District No. 21, Wheeling, IL,
	Tax Anticipation Warrants, 4.750% due 4/1/08	4,609,619
1,000,000	Du Page & Will Counties, IL, School District No. 204 Indian Prairie
	Community, GO, Refunding, FGIC, 5.000% due 12/30/07	1,000,924
	Du Page County, IL, Revenue:
9,175,000	Benet Academy Capital Building Project, LOC-LaSalle Bank NA,
	3.620%, 12/6/07 (a)(d)	9,175,000
8,200,000	Morton Arboretum Project, LOC-Bank of America N.A., 3.590%,
	12/6/07 (a)	8,200,000
3,375,000	Fulton, IL, Drives-Inc., 3.730%, 12/6/07 (a)(b)	3,375,000
8,600,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
	LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank, LOC-Bank
	One N.A., 3.570%, 12/5/07 (a)	8,600,000
3,950,000	Illinois Development Finance Authority Revenue, Residential Rental, LIQ-
	FHLMC, 3.680%, 12/6/07 (a)(b)	3,950,000
	Illinois Development Finance Authority, IDR:
3,095,000	Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A., 3.690%,
	12/6/07 (a)(b)	3,095,000
3,400,000	Northwest Pallet Supply Project, LOC-Harris Trust & Savings Bank,
	3.730%, 12/6/07 (a)(b)	3,400,000
2,300,000	Illinois DFA, Chicago Educational Television Association, LOC-LaSalle
	Bank, 3.560%, 12/5/07 (a)	2,300,000
	Illinois Finance Authority:
2,515,000	Alexian Brothers Health Systems C, FSA, SPA-Harris Bank, 3.540%,
	12/6/07 (a)	2,515,000
2,100,000	Elgin Academy Project, LOC-Charter One Bank, 3.640%, 12/5/07 (a)	2,100,000
7,680,000	Saint Xavier University Project, LOC-Lasalle Bank N.A., 3.620%,
	12/6/07 (a)	7,680,000
	Illinois Finance Authority Revenue:
6,000,000	Illinois College, LOC-U.S. Bank, 3.600%, 12/6/07 (a)	6,000,000
11,600,000	Northwestern University, 3.550%, 12/5/07 (a)	11,600,000
7,295,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 3.560%, 12/5/07
	(a)	7,295,000
1,000,000	Resurrection Health, LOC-Lasalle Bank N.A., 3.600%, 12/6/07 (a)	1,000,000
1,000,000	Illinois Health Facilities Authority, Swedish Covenant Hospital, LOC-LaSalle
	Bank, 3.570%, 12/5/07 (a)	1,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Illinois — 6.0% (continued)
$ 5,210,000	Illinois Housing Development Authority, Multi-Family Revenue, Lakeshore
	Plaza, MBIA, SPA-Bank One N.A., 3.630%, 12/5/07 (a)	$5,210,000
1,000,000	Illinois Housing Development Authority Revenue, Danbury Court Apartment-
	Phase II-B, LOC-Federal Home Loan Bank, 3.690%, 12/6/07 (a)(b)	1,000,000
3,000,000	State of Illinois, Refunding, 5.000% due 1/1/08	3,002,781
1,345,000	Warren County, IL, Monmouth College Project, 3.610%, 12/6/07 (a)	1,345,000

	Total Illinois	154,005,324

Indiana — 1.6%
	Indianapolis, IN:
2,870,000	Local Public Improvement Bond Bank Revenue, Waterworks Project,
	MBIA, SPA-Depfa Bank PLC, 3.610%, 12/6/07 (a)	2,870,000
6,280,000	Local Public Improvement Bond Bank, Waterworks Project, MBIA,
	SPA-Depfa Bank PLC, 3.600%, 12/6/07 (a)	6,280,000
15,000,000	TECP, 3.530% due 12/6/07	15,000,000
15,000,000	St Joseph County, IN, EFA Revenue, University of Notre Dame, Du Lac
	Project, 3.500%, 12/6/07 (a)	15,000,000
3,000,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank
	N.A., 3.680%, 12/6/07 (a)(b)	3,000,000

	Total Indiana	42,150,000

Iowa — 0.6%
	Iowa Finance Authority:
2,000,000	Industrial Development Revenue, Embria Health Sciences Project, LOC-
	Wells Fargo Bank, 3.680%, 12/6/07 (a)(b)	2,000,000
5,300,000	Multi-Family Housing, SPA-Dexia Credit Local, 3.680%, 12/6/07 (a)(b)	5,300,000
2,715,000	Revenue, Refunding, Trinity Health, 3.550%, 12/6/07 (a)	2,715,000
5,000,000	Iowa State, Tax and Revenue Anticipation Notes, 4.000% due 6/30/08	5,021,050

	Total Iowa	15,036,050

Kansas — 0.6%
5,875,000	Kansas State Department of Transportation Highway Revenue, Refunding,
	5.000% due 9/1/08	5,946,651
10,220,000	Lawrence, KS, GO, 4.250% due 10/1/08	10,284,277

	Total Kansas	16,230,928

Kentucky — 0.7%
11,115,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 3.600%, 12/6/07 (a)	11,115,000
8,000,000	Christian County Association of County Leasing Trust Lease Program, LOC-
	U.S. Bank NA, 3.600%, 12/3/07 (a)	8,000,000

	Total Kentucky	19,115,000

Louisiana — 2.8%
20,000,000	Ascension Parish, LA, Industrial Development Board Inc., Revenue, Geismar
	Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	20,000,000
4,900,000	Calcasieu Parish Inc. Louisiana Industrial Development Board Revenue,
	Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.730%,
	12/5/07 (a)(b)	4,900,000
4,100,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
	WPT Corp. Project, LOC-Bank of America, 3.730%, 12/5/07 (a)(b)	4,100,000
14,900,000	Louisiana Housing Finance Agency, MFH, Revenue, Jefferson Lakes
	Apartments Project, FHLMC, LIQ-FHLMC, 3.680%, 12/6/07 (a)(b)	14,900,000
18,505,000	Louisiana Local Government Environmental Facilities & Community
	Development Authority Revenue, Shreveport Utility Systems Project,
	FSA, SPA-JPMorgan Chase, 3.570%, 12/6/07 (a)	18,505,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Louisiana — 2.8% (continued)
$ 10,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue,
	Refunding, Loop LLC Project, LOC-SunTrust Bank, 3.600%, 12/3/07 (a)	$10,000,000

	Total Louisiana	72,405,000

Maryland — 3.8%
	Howard County, MD:
5,710,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
	3.600%, 12/6/07 (a)	5,710,000
3,230,000	Revenue, Refunding Glenelg Country School, LOC-PNC Bank N.A.,
	3.580%, 12/7/07 (a)	3,230,000
15,000,000	TECP, 3.400% due 3/4/08	15,000,000
14,900,000	Maryland State Economic Development Corp. Revenue, Refunding,
	Constellation Energy Inc., LOC-Wachovia Bank, 3.570%, 12/6/07 (a)	14,900,000
	Maryland State Health & Higher EFA Revenue:
7,200,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 3.590%, 12/7/07
	(a)	7,200,000
10,000,000	Goucher College, LOC-Bank of America N.A., 3.550%, 12/6/07 (a)	9,999,870
7,000,000	Mercy Medical Center, LOC-Wachovia Bank NA, 3.580%, 12/6/07 (a)	7,000,000
2,000,000	TECP, 3.350% due 2/11/08	2,000,000
10,600,000	Maryland State Stadium Authority, Sports Facilities Lease Revenue,
	Refunding, Football Stadium, SPA-Dexia Credit Local, 3.570%, 12/6/07
	(a)	10,600,000
500,000	Montgomery County, MD, Housing Opportunities Commission Housing
	Revenue, The Grand Issue I, LIQ-Fannie Mae, 3.620%, 12/5/07 (a)(b)	500,000
	Prince Georges County, MD:
13,900,000	MFH, Allentown Apartments, LOC-Wachovia Bank, 3.670%, 12/6/07
	(a)(b)	13,900,000
4,050,000	Revenue, Refunding, Collington Episcopal, LOC-LaSalle Bank N.A.,
	3.590%, 12/6/07 (a)	4,050,000
3,250,000	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank
	NA, 3.600%, 12/6/07 (a)	3,250,000

	Total Maryland	97,339,870

Massachusetts — 1.7%
25,000,000	Commonwealth of Massachusetts, GO, Refunding, LIQ-Landesbank Hessen-
	Thuringen, 3.570%, 12/6/07 (a)	25,000,000
	Massachusetts State HEFA:
5,300,000	Pool Loan Program, LOC-Citizens Bank, 3.560%, 12/6/07 (a)	5,300,000
	Revenue:
2,120,000	Capital Asset Program, LOC-Bank of MA, 3.560%, 12/6/07 (a)	2,120,000
200,000	Partners Healthcare Systems, SPA-Bank of America, 3.530%,
	12/6/07 (a)	200,000
10,000,000	Suffolk University, LOC-JPMorgan Chase, 3.660%, 12/6/07 (a)	10,000,000

	Total Massachusetts	42,620,000

Michigan — 2.1%
6,500,000	Detroit, MI, TAN, LOC-Scotiabank, 4.500% due 3/1/08	6,512,179
6,120,000	Michigan Municipal Bond Authority Revenue, Notes, LOC-Scotia Bank,
	4.500% due 8/20/08	6,154,478
6,130,000	Michigan State, Strategic Fund Ltd. Obligation Revenue, Refunding,
	Industrial Development MSCM Inc., LOC-LaSalle Bank Midwest,
	3.670%, 12/6/07 (a)(b)	6,130,000
	University of Michigan, Revenue:
10,235,000	3.540%, 12/6/07 (a)	10,235,000
15,830,000	3.370% due 3/3/08	15,830,000
9,000,000	Hospital, 3.620%, 12/6/07 (a)	9,000,000

	Total Michigan	53,861,657

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Minnesota — 2.8%
$ 1,740,000	Mendota Heights, MN, Purchase Revenue, St. Thomas Academy Project,
	LOC-Allied Irish Banks PLC, 3.600%, 12/6/07 (a)	$1,740,000
16,619,000	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, 3.350%
	due 2/26/08	16,619,000
21,250,000	Minnesota HEFA Revenue, MN, Carleton College, Series Six D, SPA-Wells
	Fargo Bank, 3.580%, 12/6/07 (a)	21,250,000
16,025,000	Minnesota State, Housing Finance Agency, Residential Housing Finance,
	SPA-Lloyds TSB Bank PLC, 3.690%, 12/6/07 (a)(b)	16,025,000
5,000,000	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills Apartments,
	LIQ-FNMA, 3.600%, 12/6/07 (a)	5,000,000
3,710,000	Oak Park Heights, MN, MFH Revenue, Refunding Housing Boutwells
	Landing, LIQ-Freddie Mac, 3.600%, 12/6/07 (a)	3,710,000
8,000,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 3.600%, 12/6/07
	(a)	8,000,000

	Total Minnesota	72,344,000

Mississippi — 0.9%
	Mississippi Business Finance Corp.:
5,000,000	Chrome Deposit Corp. Project, LOC-PNC Bank N.A., 3.630%, 12/6/07
	(a)	5,000,000
17,100,000	Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust
	Bank, 3.600%, 12/5/07 (a)	17,100,000
1,900,000	Mississippi Development Bank Special Obligation, Wilkinson County
	Correction Facility,FGIC, SPA-Royal Bank of Canada, 3.700%, 12/6/07
	(a)	1,900,000

	Total Mississippi	24,000,000

Missouri — 0.1%
2,500,000	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project,
	LOC-Lasalle Bank N.A., 3.690%, 12/6/07 (a)(b)	2,500,000
35,000	Missouri State Health & Educational Facilities Authority, MO, Refunding, St.
	Louis University, MBIA, SPA-Bank of New York, 3.610%, 12/3/07 (a)	35,000
100,000	Missouri State HEFA, Revenue, Washington University, SPA-Dexia Credit
	Local, 3.650%, 12/3/07 (a)	100,000

	Total Missouri	2,635,000

Nebraska — 4.2%
30,000,000	American Public Energy Agency Nebraska, Gas Supply Revenue, SPA-
	Societe Generale, 3.560%, 12/6/07 (a)	30,000,000
	Nebraska Investment Finance Authority, Single Family Housing Revenue:
14,305,000	3.720%, 12/5/07 (a)(b)	14,305,000
1,245,000	SPA-FHLB, 3.720%, 12/5/07 (a)(b)	1,245,000
	Nebraska Public Power District:
16,700,000	3.350% due 2/6/08	16,700,000
5,000,000	TECP, LIQ-Bank of Nova Scotia, 3.690% due 12/6/07	5,000,000
42,500,000	Omaha, NE, Public Power District, 3.480% due 12/3/07	42,500,000

	Total Nebraska	109,750,000

Nevada — 1.2%
	Las Vegas Valley, NV, Water District:
10,000,000	3.600% due 1/2/08	10,000,000
11,400,000	3.350% due 2/11/08	11,400,000
2,700,000	GO, Water Improvement, SPA-Dexia Credit Local, 3.650%, 12/3/07 (a)	2,700,000
4,500,000	Nevada Housing Division, Single Family Mortgage Revenue, GNMA,
	FNMA, FHLMC, SPA-JPMorgan Chase, 3.700%, 12/5/07 (a)(b)	4,500,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Nevada — 1.2% (continued)
$ 2,343,000	Truckee Meadows Water Authority, 3.400% due 1/15/08	$2,343,000

	Total Nevada	30,943,000

New Hampshire — 0.0%
775,000	New Hampshire HEFA Revenue, Dartmouth Hitchcock Clinic, FSA, SPA-
	Dexia Credit Local & JPMorgan Chase, 3.570%, 12/6/07 (a)	775,000

New Jersey — 3.0%
17,708,482	Montgomery Township, NJ, BAN, 4.000% due 9/26/08	17,787,927
10,000,000	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA, SPA-
	Westdeutsche Landesbank, 3.620%, 12/5/07 (a)	10,000,000
25,000,000	State of New Jersey, TRAN, 4.500% due 6/24/08	25,122,221
23,468,895	Trenton, NJ, BAN, 4.500% due 7/2/08	23,567,166

	Total New Jersey	76,477,314

New York — 0.5%
14,145,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, SPA-ABN
	AMRO Bank N.V., 3.530%, 12/6/07 (a)	14,145,000

North Carolina — 4.8%
	Charlotte, NC:
3,000,000	GO, SPA-KBC Bank NV, 3.550%, 12/6/07 (a)	3,000,000
11,500,000	Water & Sewer System Revenue, SPA-Depfa Bank PLC, 3.590%,
	12/6/07 (a)	11,500,000
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
9,200,000	FSA, SPA-Dexia Credit Local, 3.590%, 12/6/07 (a)	9,200,000
1,400,000	LIQ-Bank of America, 3.550%, 12/6/07 (a)	1,400,000
5,000,000	Durham County, NC, Industrial Facilities & Pollution Control Financing
	Authority, 3.580%, 12/6/07 (a)	5,000,000
	Mecklenburg County, NC, COP:
17,715,000	SPA-Depfa Bank PLC, 3.590%, 12/6/07 (a)	17,715,000
2,320,000	SPA-Wachovia Bank NA, 3.590%, 12/6/07 (a)	2,320,000
	New Hanover County, NC:
6,750,000	GO, SPA-Wachovia Bank, 3.650%, 12/6/07 (a)	6,750,000
3,075,000	Hospital Revenue, Refunding, New Hanover Regional, FSA, SPA-
	Wachovia Bank, 3.620%, 12/5/07 (a)	3,075,000
2,830,000	North Carolina Medical Care Commission, NC, Health Care Facilities
	Revenue, Novant Health Group, SPA-JPMorgan Chase, 3.580%, 12/5/07
	(a)	2,830,000
	Union County, NC, GO:
8,640,000	SPA-Depfa Bank PLC, 3.580%, 12/6/07 (a)	8,640,000
39,220,000	SPA-Dexia Credit Local, 3.580%, 12/6/07 (a)	39,220,000
13,800,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen, 3.580%,
	12/6/07 (a)	13,800,000

	Total North Carolina	124,450,000

Ohio — 2.9%
13,425,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
	Building Project, LOC-Fifth Third Bank, 3.600%, 12/5/07 (a)	13,425,000
5,500,000	Columbus, OH, Regional Airport Authority, 3.360% due 1/10/08	5,500,000
30,800,000	Geauga County, OH, Revenue, South Franklin Circle Project, LOC-Keybank
	N.A., 3.680%, 12/3/07 (a)	30,800,000
5,530,000	Montgomery County, OH, Revenue, Catholic Health Initiatives,, 3.560%,
	12/5/07 (a)	5,530,000
3,865,000	Ohio State Higher Educational Facility Commission Revenue, Higher
	Educational Facility-Pooled Program, LOC-Fifth Third Bank, 3.600%,
	12/6/07 (a)	3,865,000
6,000,000	Ohio State Major New State Infrastructure Project Revenue, 4.250% due
	6/15/08	6,028,454

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Ohio — 2.9% (continued)
$ 4,640,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 3.570%, 12/5/07 (a)	$4,640,000
4,160,000	Ohio State, GO, Common Schools, 3.600%, 12/5/07 (a)	4,160,000

	Total Ohio	73,948,454

Oklahoma — 0.7%
4,300,000	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co.
	Project, 3.600%, 12/1/07 (a)(b)	4,300,000
13,125,000	Oklahoma State Student Loan Authority, MBIA, LIQ-JPMorgan Chase,
	3.700%, 12/5/07 (a)(b)	13,125,000

	Total Oklahoma	17,425,000

Oregon — 0.4%
9,850,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	9,878,300

Pennsylvania — 8.9%
5,300,000	Allegheny County, PA, Higher Education Building Authority University
	Revenue, Carnegie Mellon University, SPA-Landesbank Hessen-
	Thuringen, 3.580%, 12/3/07 (a)	5,300,000
12,400,000	Beaver County, PA, IDA, PCR, Refunding, Firstenergy Nuclear, LOC-
	Wachovia Bank, 3.570%, 12/5/07 (a)	12,400,000
6,500,000	Central York School District, GO, FSA, 3.600%, 12/6/07 (a)	6,500,000
12,215,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
	Obligated Group, LOC-KBC Bank N.V., 3.610%, 12/6/07 (a)	12,215,000
4,725,000	Delaware County Authority, PA, Dunwoody Village Inc., 3.600%, 12/6/07 (a)	4,725,000
10,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 3.600%, 12/6/07 (a)	10,000,000
1,265,000	Harrisburg, PA, Authority School Revenue, Harrisburg Project, AMBAC,
	SPA-Westdeutsche Landesbank AG, 3.580%, 12/6/07 (a)	1,265,000
2,700,000	Lampeter-Strasburg, PA School District, FSA, SPA-Royal Bank of Canada,
	3.620%, 12/6/07 (a)	2,700,000
1,825,000	Lancaster County, PA, GO, FSA, 3.620%, 12/6/07 (a)	1,824,998
8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.,
	3.600%, 12/6/07 (a)	8,000,000
1,570,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of
	Canada, 3.600%, 12/6/07 (a)	1,570,000
2,175,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 3.620%, 12/6/07 (a)	2,175,000
6,375,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	3.600%, 12/6/07 (a)	6,375,000
14,740,000	Montgomery County, PA, IDA Revenue, Philadelphia Presbyterian Homes,
	LOC-Wachovia Bank N.A., 3.570%, 12/6/07 (a)	14,740,000
4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,
	3.650%, 12/6/07 (a)	4,000,000
7,970,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 3.600%, 12/6/07 (a)	7,970,000
2,500,000	Pennsylvania Economic Development Financing Authority Revenue, LOC-
	PNC Bank N.A., 3.650%, 12/6/07 (a)(b)	2,500,000
6,000,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue, Shippingport Project, LOC-PNC Bank, 3.640%, 12/5/07 (a)(b)	6,000,000
18,700,000	Pennsylvania Housing Finance Agency, Single Family, SPA-Depfa Bank
	PLC, 3.630%, 12/5/07 (a)(b)	18,700,000
	Philadelphia, PA:
7,125,000	Authority for IDR, The Franklin Institute Project, LOC-Bank of America,
	3.590%, 12/6/07 (a)	7,125,000
6,200,000	Authority for Industrial Development, Springside School, LOC-PNC
	Bank, 3.600%, 12/6/07 (a)	6,200,000
35,400,000	Gas Works Revenue, 3.420% due 12/10/07	35,397,713
7,500,000	GO, TRAN, 4.500% due 6/30/08	7,534,640

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Pennsylvania — 8.9% (continued)
$ 6,105,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A.,
	3.600%, 12/6/07 (a)	$6,105,000
10,325,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,
	SPA-PNC Bank, 3.600%, 12/6/07 (a)	10,325,000
	University of Pittsburgh, PA, Commonwealth System of Higher Education:
14,579,000	Refunding, University Capital Project, SPA-Fortis Bank, Banco Bilbao
	Vizcaya, 3.620%, 12/6/07 (a)	14,579,000
	University Capital Project, SPA-Depfa Bank PLC:
3,150,000	3.570%, 12/5/07 (a)	3,150,000
1,500,000	3.620%, 12/5/07 (a)	1,500,000
	Washington County Hospital Authority, PA:
2,990,000	Hospital Washington Hospital Project, 3.800% due 7/1/08 (e)	2,990,000
6,500,000	Washington Hospital, 3.800% due 7/1/08 (e)	6,500,000

	Total Pennsylvania	230,366,351

Rhode Island — 0.8%
19,175,000	Narragansett, RI, Bay Commission, Wastewater System Revenue, MBIA,
	SPA-Dexia Credit Local, 3.560%, 12/5/07 (a)	19,175,000
1,000,000	Rhode Island State Health & Educational Building Corp. Revenue, Hospital
	Financing, Care New England Financing, LOC-Fleet National Bank,
	3.620%, 12/3/07 (a)(d)	1,000,000

	Total Rhode Island	20,175,000

South Carolina — 2.6%
26,205,000	Greenville County, SC, School District, GO, SCSDE, 4.000% due 6/2/08	26,283,861
2,700,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
	LOC-SunTrust Bank, 3.600%, 12/6/07 (a)	2,700,000
4,110,000	Piedmont Municipal Power Agency, South Carolina Electric Revenue, MBIA,
	SPA-Dexia Credit Local, 3.590%, 12/5/07 (a)	4,110,000
8,700,000	South Carolina EFA for Private Non-Profit Institutions, Columbia College
	Project, LOC-Bank of America, 3.640%, 12/6/07 (a)	8,700,000
	South Carolina Jobs EDA:
4,600,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 3.650%, 12/5/07
	(a)(b)	4,600,000
4,790,000	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-
	Wachovia Bank, 3.610%, 12/6/07 (a)	4,790,000
6,630,000	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.650%,
	12/5/07 (a)(b)	6,630,000
6,100,000	South Carolina Jobs-EDA, Hospice Laurens County Inc., LOC-SunTrust
	Bank, 3.600%, 12/5/07 (a)	6,100,000
3,745,000	South Carolina State Housing Finance & Development Authority Multi-
	Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank,
	3.690%, 12/6/07 (a)(b)	3,745,000

	Total South Carolina	67,658,861

South Dakota — 0.2%
6,210,000	South Dakota Economic Development Finance Authority, Hastings Filters
	Inc., 3.760%, 12/6/07 (a)(b)	6,210,000

Tennessee — 2.5%
13,600,000	Hamilton County, TN, GO, 3.330% due 2/4/08	13,600,000
9,000,000	Jackson, TN, Health Educational & Housing Facility Board Revenue, Union
	University Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	9,000,000
8,500,000	Marion County, TN, Industrial & Environmental Development Board,
	Valmont Industries Inc. Project, LOC-Wachovia Bank N.A., 3.710%,
	12/6/07 (a)(b)	8,500,000
10,000,000	Metropolitan Government Nashville & Davidson County, TN, 3.450% due
	1/4/08	10,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Tennessee — 2.5% (continued)
$ 5,305,000	Metropolitan Nashville, TN, Airport Authority Special Facilities Revenue,
	Aero Nashville LLC Project, LOC-JPMorgan Chase, 3.680%, 12/6/07
	(a)(b)	$5,305,000
4,250,000	Morristown, TN, Industrial Development Board Revenue, Industrial
	Automotive Products, LOC-Landesbank Baden, 3.700%, 12/5/07 (a)(b)	4,250,000
13,780,000	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue,
	Tusculum College Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	13,780,000

	Total Tennessee	64,435,000

Texas — 10.0%
1,035,000	Austin, TX, Water & Wastewater System Revenue, FSA, SPA-Landesbank
	Baden-Wurttemberg, 3.570%, 12/6/07 (a)	1,035,000
	Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue:
4,930,000	Refunding, Northwest Trails Apartments, FNMA, LOC-FNMA, 3.600%,
	12/6/07 (a)	4,930,000
6,435,000	Refunding, Vista Meadows Project, FHLMC, LOC-FHLMC, 3.600%,
	12/6/07 (a)	6,435,000
5,000,000	City of Garland, TX, GO, TECP, 3.350% due 2/27/08	5,000,000
34,410,000	Crawford, TX, Education Facilities Corp., Concordia University, LOC-
	Wachovia Bank N.A., 3.610%, 12/6/07 (a)	34,410,000
	Dallas, TX:
	Area Rapid Transit:
5,000	AMBAC, LIQ-Morgan Stanley, 3.680%, 12/6/07 (a)(d)	5,000
15,000,000	Senior Subordinated, TECP, LIQ-Landesbank Baden-Wurttemberg,
	3.450% due 3/11/08	15,000,000
	Water & Sewer, TECP:
5,892,000	3.400% due 2/4/08	5,892,000
10,000,000	3.350% due 3/11/08	10,000,000
2,700,000	Grapevine-Colleyville, TX, ISD, 8.250% due 6/15/08	2,763,542
	Harris County, TX:
2,100,000	Flood Control District, TECP, 3.600% due 1/9/08	2,100,000
24,200,000	Health Facilities Development Corp. Revenue, Refunding, Methodist
	Hospital Systems, 3.560%, 12/6/07 (a)	24,200,000
14,000,000	Houston, TX, Airport Systems, 3.730% due 12/6/07	14,000,000
1,000,000	Lubbock, TX, ISD, GO, School Building, PSF-GTD, SPA- Bank of America
	N.A., 3.600%, 12/6/07 (a)	1,000,000
14,500,000	North Central Texas Health Facility Development Corp. Revenue, Baylor
	Health Care System Project, FSA, SPA-Bank of New York, 3.600%,
	12/5/07 (a)	14,500,000
4,250,000	Riesel, TX, Industrial Development Corp., Solidwaste Disposal Revenue,
	Sandy Creek Energy Association, LOC-Credit Suisse, 3.720%, 12/5/07
	(a)(b)	4,250,000
1,600,000	San Antonio, TX, Empowerment Zone Development Corp., Drury Southwest
	Hotel Project, LOC-U.S. Bank, 3.640%, 12/6/07 (a)(b)	1,600,000
	Tarrant County, TX:
35,000,000	Cultural Education Facilities Finance Corp., Hospital Revenue, Valley
	Baptist Medical Center, LOC-JPMorgan Chase, 3.560%, 12/5/07 (a)	35,000,000
635,000	Health Facilities Development Corp. Revenue, Adventist/Sunbelt, LOC-
	SunTrust Bank, 3.590%, 12/6/07 (a)	635,000
	Texas State:
5,000,000	Veterans Housing Assistance, SPA-Dexia Credit Local, 3.700%, 12/5/07
	(a)(b)	5,000,000
8,700,000	GO, Veterans Land, SPA-Depfa Bank PLC, 3.610%, 12/5/07 (a)(b)	8,700,000
5,568,000	Texas Technical University Revenue Financing System, TECP, 3.300% due
	12/3/07	5,568,000
13,950,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
	Waste Disposal Project, LOC-Wells Fargo Bank NA, 3.650%, 12/6/07
	(a)(b)	13,950,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Texas — 10.0% (continued)
$ 12,300,000	Tyler, TX, IDS, GO, School Building, PSF-GTD, LIQ-Dexia Credit Local,
	3.600%, 12/6/07 (a)	$12,300,000
10,000,000	University of Texas, TECP, 3.330% due 2/4/08	10,000,000
20,000,000	Weatherford, TX, ISD, PSF-GTD, SPA-Depfa Bank PLC, 3.780% due 8/1/08
	(e)	20,000,000

	Total Texas	258,273,542

Utah — 4.9%
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
14,000,000	3.600%, 12/3/07 (a)	14,000,000
5,000,000	3.560%, 12/6/07 (a)	5,000,000
2,400,000	SPA-JPMorgan Chase, 3.600%, 12/3/07 (a)	2,400,000
	Utah Housing Corp. Single Family Mortgage Revenue:
20,150,000	GIC-Depfa Bank PLC, 3.730%, 12/5/07 (a)(b)	20,150,000
	LIQ-Bayerische Landesbank:
12,150,000	3.720%, 12/5/07 (a)(b)	12,150,000
5,905,000	3.720%, 12/5/07 (a)(b)	5,905,000
	LIQ-Depfa Bank PLC:
8,750,000	3.720%, 12/5/07 (a)(b)	8,750,000
6,500,000	3.720%, 12/5/07 (a)(b)	6,500,000
13,905,000	LIQ-Lehman Brothers, 3.720%, 12/5/07 (a)(b)	13,905,000
3,450,000	SPA-Bayerische Landesbank, 3.720%, 12/5/07 (a)(b)	3,450,000
	SPA-Depfa Bank PLC:
4,160,000	3.720%, 12/5/07 (a)(b)	4,160,000
3,000,000	3.720%, 12/5/07 (a)(b)	3,000,000
3,400,000	SPA-FHLB, 3.720%, 12/5/07 (a)(b)	3,400,000
	SPA-Lehman Brothers:
4,000,000	3.720%, 12/5/07 (a)(b)	4,000,000
3,995,000	3.720%, 12/5/07 (a)(b)	3,995,000
13,010,000	SPA-Westdeutsche Landesbank, 3.720%, 12/5/07 (a)(b)	13,010,000
1,885,000	Utah State Housing Finance Agency, Single Family Mortgage, SPA-
	Bayerische Landesbank, 3.720%, 12/5/07 (a)(b)	1,885,000

	Total Utah	125,660,000

Virginia — 2.6%
10,000,000	Albemarle County, VA, IDA Revenue, Thomas Jefferson Foundation Inc.,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	10,000,000
	Fairfax County, VA:
5,000,000	EDA Revenue, Mount Vernon Ladies Association of the Union Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	5,000,000
7,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable
	Housing, 3.625% due 10/9/08	7,018,739
1,900,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank
	NA, 3.600%, 12/3/07 (a)	1,900,000
8,000,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 3.670%, 12/6/07 (a)(b)	8,000,000
15,000,000	Richmond, VA, GO, RAN, 4.000% due 6/25/08	15,057,000
19,000,000	University of Virginia, 3.400% due 1/15/08	19,000,000
1,000,000	Virginia College Building Authority, VA, Educational Facilities Revenue,
	21st Century College, SPA-Wachovia Bank, 3.670%, 12/3/07 (a)	1,000,000
1,000,000	Virginia Commonwealth Transportation Board, Federal Highway
	Reimbursement Notes, 5.000% due 10/1/08	1,013,484

	Total Virginia	67,989,223

Washington — 2.4%
2,600,000	Everett, WA, GO, LOC-Bank of America, 3.640%, 12/6/07 (a)	2,600,000
1,000,000	Skagit County, WA, School District No. 103 Anacortes, GO, FGIC, 6.250%
	due 12/1/07	1,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Washington — 2.4% (continued)
$ 6,645,000	Snohomish County, WA, Housing Authority Revenue, Autumn Chase
	Apartments Project, LOC-Bank of America N.A., 3.590%, 12/6/07 (a)	$6,645,000
23,000,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital
	Projects, LOC- Wells Fargo Bank NA, 3.610%, 12/6/07 (a)	23,000,000
4,300,000	Washington State Economic Development Finance Authority Revenue,
	Canam Steel Project, LOC-Toronto-Dominion Bank, 3.690%, 12/6/07
	(a)(b)	4,300,000
3,960,000	Washington State Economic Development Finance Authority, EDR, Benaroya
	Research Institute at Virginia Mason, LOC-Bank of America, 3.630%,
	12/6/07 (a)	3,960,000
1,300,000	Washington State Health Care Facilities Authority, Revenue, Catholic Health,
	SPA-JPMorgan Chase, 3.570%, 12/5/07 (a)	1,300,000
	Washington State Housing Finance Commission Non-Profit Revenue:
8,300,000	Eastside Catholic School, LOC-Keybank N.A., 3.620%, 12/6/07 (a)	8,300,000
10,695,000	St. Thomas School Project, 3.590%, 12/6/07 (a)	10,695,000

	Total Washington	61,800,000

Wisconsin — 1.5%
9,930,000	Milwaukee, WI, GO, 4.000% due 2/15/08	9,935,382
4,735,000	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 3.740%,
	12/6/07 (a)(b)	4,735,000
	Wisconsin State HEFA, Revenue:
6,875,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase, 3.600%,
	12/6/07 (a)	6,875,000
11,500,000	Indian Community School of Milwakee, LOC-JPMorgan Chase, 3.600%,
	12/5/07 (a)	11,500,000
5,200,000	University of Wisconsin Medical Foundation, LOC-LaSalle Bank N.A.,
	3.560%, 12/5/07 (a)	5,200,000

	Total Wisconsin	38,245,382

Wyoming — 0.8%
8,000,000	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA, 3.610%,
	12/5/07 (a)	8,000,000
1,400,000	Uinta County, WY, PCR, Refunding, Chevron USA Inc. Project, 3.650%,
	12/3/07 (a)	1,400,000
7,850,000	Wyoming CDA, Housing Revenue, SPA-Westdeutsche Landesbank AG,
	3.670%, 12/5/07 (a)(b)	7,850,000
2,405,000	Wyoming CDA, Revenue, Single-Family Mortgage, SPA-Westdeutsche
	Landesbank, 3.550%, 12/6/07 (a)	2,405,000

	Total Wyoming	19,655,000

	TOTAL INVESTMENTS — 99.1% (Cost — $2,559,538,650#)	2,559,538,650
	Other Assets in Excess of Liabilities — 0.9%	23,483,088

	TOTAL NET ASSETS — 100.0%	$2,583,021,738

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation
CSD - Central School District
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GIC - Guaranteed Investment Contract
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PSF - Permanent School Fund
RAN - Revenue Anticipation Notes
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes

Summary of Investments by Industry*

Education	15.8%
Hospitals	12.0
Industrial Development	10.5
Miscellaneous	10.3
Housing: Single-Family	10.1
General Obligation	8.9
Housing: Multi-Family	8.4
Transportation	7.0
Public Facilities	5.0
Utilities	3.4
Water & Sewer	3.2
Solid Waste	1.7
Pollution Control	1.4
Life Care Systems	1.3
Tax Allocation	0.7
Finance	0.2
Pre-Refunded	0.1

100%

* As a percentage of total investments. Please note that the fund holdings are as of November 30, 2007 and are subject to change.

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2007

Ratings Table*

S&P/Moody's/Fitch**
A-1	50.3%
VMIG1	24.5
NR	16.0
AA	1.9
F1	1.4
MIG1	1.9
AAA	0.9
SP-1	2.9
P-1	0.2

100%

* As a percentage of total investments.
** S&P primary rating; Moody's secondary, then Fitch
See pages 16 and 17 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a no-load, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interest in the Portfolio. At November 30, 2007, all investors in the Portfolio were funds advised by the manager of the Fund or its affiliates.

The following is a summary of the significant accounting policies consistently followed by the Portfolio and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By    /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By:   /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008